Income Taxes - Significant components of the Company's deferred income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses	$ 17,890	$ 14,380
Tax credit carryforwards, net	3,285	2,191
Accrued expenses	347	52
Section 174 R&E capitalization	2,847
Lease liability	106	229
Stock-based compensation	20	15
Total deferred tax assets	24,495	16,867
Deferred tax liabilities:
Operating lease right-of-use asset	(101)	(224)
Property and equipment	(595)	(745)
Total deferred tax liabilities	(696)	(969)
Net deferred tax assets	23,799	15,898
Less: Valuation allowance	(23,825)	(15,917)
Net deferred tax liability	(26)	(19)
Increase in valuation allowance	$ 7,900	$ 7,000